BRIDGE FINANCING AND SECURITIES PURCHASE AGREEMENT (Primary Financing) - Investor Warrants (Details) - USD ($)				9 Months Ended	12 Months Ended
	Mar. 13, 2022	Oct. 28, 2021	Mar. 24, 2021	Sep. 30, 2022	Dec. 31, 2021	Aug. 09, 2022
Class of Warrant or Right [Line Items]
Proceeds from sale of common stock, net		$ 11,504,000
Payment of stock issuance cost		1,400,000
Net proceeds		10,100,000		$ 14,904,569	$ 10,102,874
Warrants, issued, period after purchase agreement closing			136 days
Investor warrants maturity term					5 years
Bridge Notes
Class of Warrant or Right [Line Items]
Aggregate purchase price		12,000,000.0
Debt Instrument, Face Amount			$ 5,000,000.0			$ 5,000,000
Private Placement
Class of Warrant or Right [Line Items]
Aggregate purchase price		17,000,000.0
Debt Instrument, Face Amount		12,000,000
Proceeds from sale of common stock, net of accrued interest and legal fess		$ 393,611
Sale of common stock, including conversion of Bridge Notes		342,100
Sale of common stock, including conversion of Bridge Notes, delivered		66,702
Sale of common stock, including conversion of Bridge Notes, held in escrow		275,398
Private Placement | Bridge Notes
Class of Warrant or Right [Line Items]
Aggregate purchase price		$ 5,000,000.0
Series A Warrants, American Depositary Shares
Class of Warrant or Right [Line Items]
Warrants, number of securities called by warrants (in shares)	342,100				342,100
Warrants, exercise price of warrants (in dollars per share)	$ 49.75				$ 49.75
Series B Warrants, American Depositary Shares
Class of Warrant or Right [Line Items]
Warrants, number of securities called by warrants (in shares)	342,100				342,100
Warrants, exercise price of warrants (in dollars per share)					$ 3.98
Series C Warrants, American Depositary Shares [Member]
Class of Warrant or Right [Line Items]
Warrants, number of securities called by warrants (in shares)	191,174				191,174
Warrants, exercise price of warrants (in dollars per share)					$ 3.98
Series A Warrants, American Depositary Shares, Series C Warrants Exercised in Full
Class of Warrant or Right [Line Items]
Warrants, number of securities called by warrants (in shares)					191,174
Warrants, exercise price of warrants (in dollars per share)					$ 49.75
Investor warrants maturity term	5 years
Series B Warrants, American Depositary Shares, Series C Warrants Exercised in Full
Class of Warrant or Right [Line Items]
Warrants, number of securities called by warrants (in shares)					191,174
Warrants, exercise price of warrants (in dollars per share)					$ 3.98
Investor warrants maturity term	2 years